UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2000

Check here if Amendment [  ]; Amendment Number:
/This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horsley Bridge Partners, Inc.
Address:  505 Montgomery Street
          21st Floor
          San Francisco, CA  94111

13F File Number:  801-36232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      N. Dan Reeve
Title:     Managing Director
Phone:     415-986-7733
Signature, Place, and Date of Signing:

/s/N. Dan Reeve    San Francisco, California    May 5, 2000

report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   9

Form 13F Information Table Value Total:   $173,560


List of Other Included Managers: (1)
 No.    13F File Number      Name
 1        801-36232          Horsley Bridge Partners LLC

(1) The Other Included Managers include entities in which there is an overlap in the ownership and/or management of such entity with the filer. There is no parent/subsidiary relationship; however, one or more of the owners or managers of the filer may share investment discretion over Section 13(f) securities over which the Other Included Managers have investment discretion. The number of the Other Included Manager listed in Column 7 in the table below indicates the entity that formally has sole investment discretion over the applicable Section 13(f) securities. The filing entity disclaims having investment discretion over the Section 13(f) securities over which the Other Included Managers have investment discretion.

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AGILE SOFTWARE CORPORATION     COM              00846X105      469     7500 SH       SOLE                     7500
APPNET SYSTEMS INC             COM              03831Q101     1528    32500 SH       SOLE     1              32500
CISCO SYSTEMS INC              COM              17275R102      274     3541 SH       SOLE                     3541
EBAY INC                       COM              278642103   115807   657993 SH       SOLE                   657993
NORTHPOINT COMMUNICATIONS GRP  COM              666610100     5672   245936 SH       SOLE                   245936
RHYTHMS NETCONNECTONS INC      COM              762430205    21160   574812 SH       SOLE     1             574812
SONUS PHARMACEUTICALS INC      COM              835692104     2502   635401 SH       SOLE                   635401
T/R SYSTEMS INC                COM              87263U102    25666  1153536 SH       SOLE                  1153536
TALK CITY INC                  COM              874263106      483    79602 SH       SOLE                    79602